Fair Value Measurements - Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets, fair value disclosure	$ 69,979	$ 68,900
Derivative liability, fair value, gross liability	10,959	79,925
Fair value, measurements, recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents, fair value disclosure	345,119	1,139,554
Derivative assets, fair value disclosure	69,979	68,900
Assets, fair value disclosure	831,906	2,315,197
Derivative liability, fair value, gross liability	10,959	79,925
Fair value, measurements, recurring | Fair value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents, fair value disclosure	345,119	1,139,554
Derivative assets, fair value disclosure	0	0
Assets, fair value disclosure	751,970	2,232,191
Derivative liability, fair value, gross liability	0	0
Fair value, measurements, recurring | Fair value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents, fair value disclosure	0	0
Derivative assets, fair value disclosure	69,979	68,900
Assets, fair value disclosure	79,936	83,006
Derivative liability, fair value, gross liability	10,959	79,925
Money market and deposit accounts | Fair value, measurements, recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value disclosure	400,388	1,089,284
Money market and deposit accounts | Fair value, measurements, recurring | Fair value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value disclosure	400,388	1,089,284
Money market and deposit accounts | Fair value, measurements, recurring | Fair value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value disclosure	0	0
Publicly traded equity securities | Fair value, measurements, recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value disclosure	6,463	3,353
Publicly traded equity securities | Fair value, measurements, recurring | Fair value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value disclosure	6,463	3,353
Publicly traded equity securities | Fair value, measurements, recurring | Fair value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value disclosure	0	0
Certificates of deposit | Fair value, measurements, recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value disclosure	9,957	14,106
Certificates of deposit | Fair value, measurements, recurring | Fair value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value disclosure	0	0
Certificates of deposit | Fair value, measurements, recurring | Fair value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, fair value disclosure	$ 9,957	$ 14,106